UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number: 811-2865

                             Columbia Funds Trust IV
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    --------------

Date of fiscal year end: 03/31/05
                         --------

Date of reporting period: 03/31/05
                          --------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               Columbia Municipal
                                Money Market Fund
                                  ANNUAL REPORT
                                 MARCH 31, 2005

[photo of woman smiling]

TABLE OF CONTENTS

FUND PROFILE ................................   1

UNDERSTANDING YOUR EXPENSES .................   2

ECONOMIC UPDATE .............................   3

PORTFOLIO MANAGER'S REPORT ..................   4

INVESTMENT PORTFOLIO ........................   6

STATEMENT OF ASSETS AND LIABILITIES .........  12

STATEMENT OF OPERATIONS .....................  13

STATEMENT OF CHANGES IN NET ASSETS ..........  14

NOTES TO FINANCIAL STATEMENTS ...............  16

FINANCIAL HIGHLIGHTS ........................  21

REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM ...................  25

UNAUDITED INFORMATION .......................  26

TRUSTEES ....................................  27

OFFICERS ....................................  29

BOARD CONSIDERATION AND
   APPROVAL OF INVESTMENT
   ADVISORY AGREEMENT .......................  30

IMPORTANT INFORMATION
   ABOUT THIS REPORT ........................  33



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

[photo of Christopher Wilson]

DEAR SHAREHOLDER:

In 2004, Columbia Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe may offer significant benefits for our shareholders. Plans are underway to combine various Nations Funds and Columbia Funds together to form a single fund family that covers a wide range of markets, sectors and asset classes under the management of talented, seasoned investment professionals. As a result, some funds will be merged in order to eliminate redundancies and fund management teams will be aligned to help maximize performance potential. You will receive more detailed information about these proposed mergers, and you will be asked to vote on certain fund changes that may affect you and your account. In this matter, your timely response will help us to implement the changes in 2005.

The increased efficiencies we expect from a more streamlined offering of funds may help us reduce fees charged to the funds, because larger funds often benefit from size and scale of operations. For example, significant savings for the combined complex may result from the consolidation of certain vendor agreements. In fact, we recently announced plans to consolidate the transfer agency of all of our funds and consolidate custodial services, each under a single vendor. We have also reduced management fees for many funds as part of our settlement agreement (See Note 5 in the Notes to Financial Statements) with the New York Attorney General.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options, with management expenses that continue to be competitive and fair. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the better has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success. In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor. As always, we thank you for choosing Columbia Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher Wilson

Christopher Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees. Chris joined Bank of America in August 2004.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

----------------
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GURANTEE
----------------

SUMMARY

o FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005, THE FUND'S CLASS A SHARES RETURNED 0.87%.

o THE FUND'S RETURN WAS HIGHER THAN THE AVERAGE RETURN OF ITS PEER GROUP, THE LIPPER TAX EXEMPT MONEY MARKET FUND CATEGORY.

o    THE FUND'S LOWER WEIGHTED AVERAGE MATURITY HELPED THE FUND OUTPERFORM.

      CLASS A SHARES               LIPPER TAX EXEMPT MONEY MARKET FUND CATEGORY
          0.87%                                      0.75%

                                    OBJECTIVE
  Seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

                                TOTAL NET ASSETS
                                  $64.4 million

FUND PROFILE
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

PORTFOLIO BREAKDOWN AS OF 03/31/05 (%)
--------------------------------------
VARIABLE RATE DEMAND BONDS     76.1
--------------------------------------
TAX-EXEMPT NOTES & BONDS       23.9


PORTFOLIO MATURITY AS OF 03/31/05 (%)
--------------------------------------
 1-29 DAYS                     81.5
--------------------------------------
 30-89 DAYS                     3.6
--------------------------------------
 90-179 DAYS                    9.3
--------------------------------------
 180-299 DAYS                   2.0
--------------------------------------
GREATER THAN 299 DAYS           3.6


Portfolio breakdown is calculated as a percentage of total investments. Portfolio maturity is calculated as a percentage of total investments.

UNDERSTANDING YOUR EXPENSES
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT
     WWW.COLUMBIAFUNDS.COM OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

10/01/04 - 03/31/05
------------------------------------------------------------------------------------------------------------------------
              ACCOUNT VALUE AT THE         ACCOUNT VALUE AT THE            EXPENSES PAID              FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)     END OF THE PERIOD ($)        DURING THE PERIOD ($)          EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------
              ACTUAL    HYPOTHETICAL       ACTUAL    HYPOTHETICAL        ACTUAL    HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------
 CLASS A     1,000.00     1,000.00        1,005.83     1,021.44           3.50         3.53                   0.70
------------------------------------------------------------------------------------------------------------------------
 CLASS B     1,000.00     1,000.00        1,001.05     1,017.90           7.03         7.09                   1.41
------------------------------------------------------------------------------------------------------------------------
 CLASS C     1,000.00     1,000.00        1,003.89     1,019.50           5.45         5.49                   1.09
------------------------------------------------------------------------------------------------------------------------
 CLASS Z     1,000.00     1,000.00        1,005.83     1,021.44           3.50         3.53                   0.70
------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

SUMMARY:

FOR THE 12-MONTH PERIOD
ENDED MARCH 31, 2005

o THE FEDERAL FUNDS RATE ROSE FROM 1.0% TO 2.75%, SENDING MONEY MARKET YIELDS HIGHER DURING THE PERIOD.1

o BONDS CHALKED UP MODEST GAINS AS MEASURED BY THE LEHMAN BROTHERS AGGREGATE BOND INDEX. HIGH-YIELD BONDS LED THE FIXED-INCOME MARKETS, AS MEASURED BY THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX. HOWEVER, THEY GAVE BACK SOME OF THEIR RETURN IN THE LAST MONTHS OF THE PERIOD.

                LEHMAN INDEX                 MERRILL LYNCH INDEX
                    1.15%                          6.79%

o STOCKS OUTPERFORMED BONDS, AS MEASURED BY THE S&P 500 INDEX. MOST OF THE PERIOD'S GAINS WERE GENERATED DURING A FOURTH-QUARTER RALLY IN 2004.

                                  S&P 500 INDEX
                                      6.69%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment grade corporate debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment grade corporate bonds. The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

1    On May 3, 2005, the fed funds rate was raised to 3.00%.


ECONOMIC UPDATE
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND


The US economy moved ahead at a healthy pace during the 12-month period that began April 1, 2004 and ended March 31, 2005. Gross domestic product (GDP) expanded at an estimated annualized rate of 3.5%, as job growth helped buoy consumer spending and rising profits boosted business spending. Higher energy prices put something of a damper on growth as the period wore on - enough to slow the pace of growth to 3.1% in the first quarter of 2005.

Job growth dominated the economic news and drove consumer confidence readings that moved up and down, depending on the number of new jobs reported. Overall, consumers remained significantly more optimistic about the prospects for the economy and about their own employment than they were a year ago.

Consumer spending grew during the period, as retail sales and the housing market remained strong. The business sector also contributed to the economy's solid pace. Yet, business spending was not as robust as expected, given a maturing economic cycle, two straight years of double-digit profit growth and a significant build up of cash on corporate balance sheets.

MONEY MARKET YIELDS RISE

After a year of the lowest short-term interest rates in recent history, the Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.0% to 2.75% in seven one-quarter percentage point steps during the period. The Fed indicated early on that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. So far, it has kept its word. However, the Fed left the door open for more aggressive action in remarks made on the economy and inflation when it met in March.

BONDS DELIVER MODEST GAINS

The US bond market delivered a positive return, despite rising interest rates in the final six weeks of the period. The yield on the 10-year Treasury note, a bellwether for the bond market, rose above 4.5%, and sent bond prices down. However, it settled just below 4.5% at the end of the period.

In this environment, the Lehman Brothers Aggregate Bond Index returned 1.15% for the 12-month period. Municipal bonds did even better than investment-grade taxable bonds as state revenues strengthened and fiscal constraints helped many states balance their budgets. The Lehman Municipal Bond Index returned 2.67%. High-yield bonds led the fixed-income markets, as a stronger economy resulted in improved credit ratings, stronger balance sheets and higher profits for many companies in the high-yield universe. The Merrill Lynch US High Yield, Cash Pay Index returned 6.79%. However, the riskiest bonds were the hardest hit when the bond market pulled back, and high-yield bonds gave back some of their gains in the final months of the period.

STOCKS OUTPERFORMED BONDS

Buoyed by strong gains in the fourth quarter of 2004, the S&P 500 Index returned 6.69% for the period. Returns were lackluster throughout most of 2004, but most segments of the stock market bounced back after the presidential election was settled in November. However, stocks retreated early in 2005, as rising energy prices and higher interest rates turned investors cautious once again. Small and mid-cap stocks did significantly better than large-cap stocks, and value stocks led growth stocks by a significant margin. Energy and utilities were the best performing sectors.

DISTRIBUTIONS DECLARED PER SHARE
04/01/04 - 03/31/05 ($)
------------------------------------
   CLASS A                     0.009
------------------------------------
   CLASS B                     0.002
------------------------------------
   CLASS C                     0.005
------------------------------------
   CLASS Z                     0.009
------------------------------------

7-DAY YIELDS ON 03/31/05 (%)
------------------------------------
   CLASS A                      1.51
------------------------------------
   CLASS B                      0.60
------------------------------------
   CLASS C                      1.11
------------------------------------
   CLASS Z                      1.51
------------------------------------

7-DAY TAXABLE-EQUIVALENT YIELDS
ON 03/31/05 (%)
------------------------------------
   CLASS A                      2.32
------------------------------------
   CLASS B                      0.92
------------------------------------
   CLASS C                      1.71
------------------------------------
   CLASS Z                      2.32
------------------------------------

Taxable-equivalent yields are based on the 35.0% federal income tax rate.

30-DAY YIELDS ON 03/31/05 (%)
------------------------------------
   CLASS A                      1.33
------------------------------------
   CLASS B                      0.35
------------------------------------
   CLASS C                      0.94
------------------------------------
   CLASS Z                      1.33
------------------------------------

The 30-Day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.


PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

For the 12-month period ended March 31, 2005, Columbia Municipal Money Market Fund's class A shares returned 0.87%. The fund exceeded the average return of its peer group, the Lipper Tax Exempt Money Market Fund Category, which was 0.75% for the same period.1 We believe that our decision to maintain a relatively short average maturity as short-term interest rates moved higher accounted for the fund's outperformance.

MANAGING IN A RISING-RATE ENVIRONMENT

Although yields in the money market arena remain low by historical standards, they have been pushed higher by virtue of a sustained campaign by the Federal Reserve (the Fed). The Fed has raised its bellwether federal funds rate by one-quarter of a percentage point on seven separate occasions, beginning on June 30, 2004. The fed funds rate is an overnight lending rate for banks that influences other short-term rates, and by the end of the period that overnight rate had hit 2.75%, up sharply from the 1.00% level that prevailed just nine months ago.

We responded to the Fed's policy shift by continuing to lower the fund's weighted average maturity. At 31 days, the fund's weighted average maturity was lower than its peer group at the beginning of the period. As the Fed commenced its interest-rate hikes, we brought the fund's weighted average maturity down to a low of 20 days at the end of August. The fund's weighted average maturity rose to a high of 38 days in November when we added to the fund's positions in short-term municipal notes. These notes outperformed both variable rate demand bonds (VRDBs) and short-term tax-exempt commercial paper. We brought the fund's weighted average maturity down again to prepare for year-end liquidity needs. At the end of the period, the fund's weighted average maturity stood at 36 days.

A SUSTAINED FOCUS ON VARIABLE RATE INSTRUMENTS

Throughout the period, the vast majority of the fund's assets were invested in some form of VRDB, which reset their yields daily or weekly. Owning variable rate securities helped keep the fund's weighted average maturity low. At the beginning of the period, the fund's VRDB holdings amounted to approximately 90% of the portfolio. When the yield differential between one-month and one-year securities began to widen, we began to extend the fund's average maturity and to reduce our VRDB position. At the end of the period 76% of the fund's assets was invested in VRDBs and 24% in municipal notes and bonds.

Our new purchases were guided not only by shifts in short-term interest rates but also by municipal yields in relation to Treasuries or LIBOR (London Interbank Offered Rate). Historically, yields on municipal

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Sidebar text: We expect to keep the fund's maturity short for the time being, though we are always positioned to buy longer term securities when it is attractively priced.


--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

securities have averaged approximately 70% of comparable Treasury yields, but we were able to obtain yields of 92% or higher on many occasions during the year.

MORE FED WATCHING AHEAD

The Fed has indicated that it will continue to raise short-term rates as needed throughout the year. Although municipal yields tend to lag Treasuries in response to the Fed's interventions, we foresee higher municipal yields in the coming months. We expect to keep the fund's weighted average maturity short for the time being, though we are always positioned to take advantage of buying opportunities in longer term securities as they present themselves.

[photo of Normand R. Desrosiers]

Normand R. Desrosiers has managed the Columbia Municipal Money Market Fund since July 2002 and has been with the advisor or its predecessors or affiliate organizations since 2000.

/s/ Normand R. Desrosiers

We expect to keep the fund's maturity short for the time being, though we are always positioned to buy longer term securities when it is attractively priced.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income and is taxable when distributed.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND

MUNICIPAL BONDS - 99.5%
ALASKA - 0.4%
------------------------------------------        -----------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                     AK STUDENT LOAN CORP.        Series 1995 A, AMT,
                                                      Insured: AMBAC
                                                      5.500% 07/01/05                                     250,000       251,929
                                                  -----------------------------------------------------------------------------
                                                                                                     ALASKA TOTAL       251,929
ARIZONA - 3.8%
------------------------------------------        -----------------------------------------------------------------------------
            AZ MARICOPA COUNTY INDUSTRIAL
                     DEVELOPMENT AUTHORITY        Sonora Vista II Apartments,
                                                      Series 2003 A, VRDB, AMT,
                                                      LOC: Wells Fargo Bank NA
                                                      2.380% 12/01/39                                   1,000,000     1,000,000
         AZ PHOENIX INDUSTRIAL DEVELOPMENT        Spring Air Mattress Co.,
         AUTHORITY                                    Series 1999, VRDB, AMT,
                                                      LOC: JPMorgan Chase Bank
                                                      2.500% 04/01/19                                   1,460,000     1,460,000
                                                  -----------------------------------------------------------------------------
                                                                                                    ARIZONA TOTAL     2,460,000
COLORADO - 9.1%
------------------------------------------        -----------------------------------------------------------------------------
                         CO BOULDER COUNTY        Boulder Medical Center Project,
                                                      Series 1998, VRDB, AMT,
                                                      LOC: Wells Fargo Bank NA
                                                      2.430% 01/01/17                                   2,720,000     2,720,000
           CO COLORADO SPRINGS INDUSTRIAL
                       DEVELOPMENT REVENUE        Catalano Family LLP Project,
                                                      Series 1998, VRDB, AMT,
                                                      LOC: JPMorgan Chase Bank
                                                      2.450% 08/01/13                                     820,000       820,000
          CO CONCORD METROPOLITAN DISTRICT        Series 2004,VRDB,
                                                      LOC: Wells Fargo Bank NA
                                                      2.250% 12/01/29                                   1,300,000     1,300,000
  CO METRO WASTEWATER RECLAMATION DISTRICT
                             SEWER REVENUE        Series 2002 A,
                                                      5.250% 04/01/05                                   1,000,000     1,000,000
                                                  -----------------------------------------------------------------------------
                                                                                                   COLORADO TOTAL     5,840,000
GEORGIA - 10.8%
------------------------------------------        -----------------------------------------------------------------------------
     GA CARTERSVILLE DEVELOPMENT AUTHORITY        Bliss & Laughlin Steel Co.,
                                                  Series 1988, VRDB, AMT,
                                                      LOC: SunTrust Bank
                                                      2.440% 12/01/18                                   2,800,000     2,800,000
    GA FULTON COUNTY DEVELOPMENT AUTHORITY        Industrial Laser Solutions LLC,
                                                      Series 2003, VRDB, AMT,
                                                      LOC: Wachovia Bank NA
                                                      2.400% 05/01/18                                   3,000,000     3,000,000
  GA SCREVEN COUNTY INDUSTRIAL DEVELOPMENT        Sylvania Yarn Systems,
  AUTHORITY                                           Series 1995, VRDB, AMT,
                                                      LOC: Wachovia Bank NA
                                                      2.340% 10/01/10                                   1,150,000     1,150,000
                                                  -----------------------------------------------------------------------------
                                                                                                    GEORGIA TOTAL     6,950,000


See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND
MUNICIPAL BONDS - (CONTINUED)
ILLINOIS - 10.2%
------------------------------------------        -----------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
    IL CAROL STREAM INDUSTRIAL DEVELOPMENT        MAAC Machinery Co. Project,
    REVENUE                                           Series 1999, VRDB, AMT,
                                                      LOC: Northern Trust Co.
                                                      2.350% 04/01/24                                     900,000       900,000
        IL CHICAGO ENTERPRISE ZONE REVENUE        Gas Plus, Inc.,
                                                      Series 2002, VRDB, AMT,
                                                      LOC: Northern Trust Co.
                                                      2.550% 11/01/22                                   1,550,000     1,550,000
    IL ROCKFORD INDUSTRIAL PROJECT REVENUE        Fastener Engineers Project,
                                                      Series 1995, VRDB, AMT,
                                                      LOC: KeyBank NA
                                                      2.550% 02/01/15                                   1,700,000     1,700,000
  IL SKOKIE INDUSTRIAL DEVELOPMENT REVENUE        PS Greetings, Inc. Project,
                                                      Series 2003, VRDB, AMT,
                                                      LOC: LaSalle Bank NA
                                                      2.390% 12/01/33                                   2,400,000     2,400,000
                                                  -----------------------------------------------------------------------------
                                                                                                   ILLINOIS TOTAL     6,550,000
INDIANA - 7.8%
------------------------------------------        -----------------------------------------------------------------------------
     IN ELKHART COUNTY INDUSTRIAL ECONOMIC
                       DEVELOPMENT REVENUE        Crossroads Apartments LLC,
                                                      Series 1998 A, VRDB, AMT,
                                                      LOC: LaSalle Bank NA
                                                      2.500% 04/01/28                                     850,000       850,000
                                                  Hart Housing Group, Inc. Project,
                                                      Series 1997, VRDB, AMT,
                                                      LOC: Fifth Third Bank NA
                                                      2.440% 01/01/11                                   1,985,000     1,985,000
IN EVANSVILLE ECONOMIC DEVELOPMENT REVENUE        B & M Plastics, Inc. Project,
                                                      Series 2002, VRDB, AMT,
                                                      LOC: Fifth Third Bank NA
                                                      2.260% 12/01/17                                   1,000,000     1,000,000
  IN ST. JOSEPH COUNTY INDUSTRIAL ECONOMIC
                       DEVELOPMENT REVENUE        Pine Oak Apartments LP,
                                                      Series 1997 A, VRDB, AMT,
                                                      LOC: FHLB
                                                      2.400% 06/01/27                                   1,215,000     1,215,000
                                                  -----------------------------------------------------------------------------
                                                                                                    INDIANA TOTAL     5,050,000
IOWA - 4.3%
------------------------------------------        -----------------------------------------------------------------------------
 IA CLINTON INDUSTRIAL DEVELOPMENT REVENUE        Sethness Products Co.,
                                                      Series 1996, VRDB, AMT,
                                                      LOC: Northern Trust Co.
                                                      2.350% 09/01/11                                   2,800,000     2,800,000
                                                  -----------------------------------------------------------------------------
                                                                                                       IOWA TOTAL     2,800,000
KENTUCKY - 0.5%
------------------------------------------        -----------------------------------------------------------------------------
KY LEXINGTON-FAYETTE URBAN COUNTY AIRPORT         Series 1998 C, VRDB, AMT,
CORP.                                                 Insured: MBIA
                                                      2.330% 07/01/13                                     340,000       340,000
                                                  -----------------------------------------------------------------------------
                                                                                                   KENTUCKY TOTAL       340,000


                                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND
MUNICIPAL BONDS - (CONTINUED)
LOUISIANA - 0.8%
------------------------------------------        -----------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                                  LA STATE        Series 1995 A,
                                                      Insured: MBIA
                                                      6.000% 05/15/12                                     500,000       513,697
                                                  -----------------------------------------------------------------------------
                                                                                                  LOUISIANA TOTAL       513,697
MAINE - 4.7%
------------------------------------------        -----------------------------------------------------------------------------
ME LEWISTON INDUSTRIAL DEVELOPMENT REVENUE        Diamond Turnpike Associates LLC,
                                                      Series 1999, VRDB, AMT,
                                                      LOC: Citizens Bank
                                                      2.480% 07/01/14                                   3,000,000     3,000,000
                                                  -----------------------------------------------------------------------------
                                                                                                      MAINE TOTAL     3,000,000
MASSACHUSETTS - 5.6%
------------------------------------------        -----------------------------------------------------------------------------
                                MA ANDOVER        Series 2005,
                                                      3.000% 08/01/05                                     605,000       607,006
                               MA FALMOUTH        Series 2004,
                                                      3.250% 07/21/05                                     836,350       839,505
                 MA HOUSING FINANCE AGENCY        Series 2005 T, AMT,
                                                      2.700% 01/31/06                                   1,500,000     1,500,000
                                 MA QUINCY        Series 2004,
                                                      Insured: MBIA
                                                      2.250% 09/01/05                                     695,000       696,897
                                                  -----------------------------------------------------------------------------
                                                                                              MASSACHUSETTS TOTAL     3,643,408
MICHIGAN - 1.1%
------------------------------------------        -----------------------------------------------------------------------------
         MI STRATEGIC FUND LTD. OBLIGATION        LRV Enterprises LLC,
                                                      Series 1996, VRDB, AMT,
                                                      LOC: National City Bank
                                                      2.490% 09/01/21                                     715,000       715,000
                                                  -----------------------------------------------------------------------------
                                                                                                   MICHIGAN TOTAL       715,000
MINNESOTA - 8.7%
------------------------------------------        -----------------------------------------------------------------------------
      MN ARDEN HILLS HOUSING & HEALTH CARE
                        FACILITIES REVENUE        Presbyterian Homes of Arden Hills,
                                                      Series 1999 B, VRDB,
                                                      LOC: U.S. Bank NA
                                                      2.340% 09/01/29                                   1,100,000     1,100,000
MN BLOOMINGTON INDUSTRIAL DEVELOPMENT             Watkins Pattern Co., Inc.,
REVENUE                                           Series 2001, VRDB, AMT,
                                                      LOC: U.S. Bank NA
                                                      2.500% 07/01/21                                   1,840,000     1,840,000
MN EDEN PRAIRIE INDUSTRIAL DEVELOPMENT            SWB LLC,
REVENUE                                           Series 2000 A, VRDB, AMT,
                                                      LOC: U.S. Bank NA
                                                      2.500% 11/01/20                                   2,035,000     2,035,000


See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND
MUNICIPAL BONDS - (CONTINUED)
MINNESOTA - (CONTINUED)
------------------------------------------        -----------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
     MN ST. PAUL PORT AUTHORITY INDUSTRIAL
                       DEVELOPMENT REVENUE        Carlson Refrigeration Project,
                                                      Series 1999-4, VRDB, AMT,
                                                      LOC: U.S. Bank NA
                                                      2.500% 09/01/20                                     605,000       605,000
                                                  -----------------------------------------------------------------------------
                                                                                                  MINNESOTA TOTAL     5,580,000
NORTH CAROLINA - 1.8%
------------------------------------------        -----------------------------------------------------------------------------
                   NC BRUNSWICK COUNTY COP        Series 2004,
                                                      Insured: FSA
                                                      5.000% 04/01/05                                   1,155,000     1,155,000
                                                  -----------------------------------------------------------------------------
                                                                                             NORTH CAROLINA TOTAL     1,155,000
OHIO - 1.1%
------------------------------------------        -----------------------------------------------------------------------------
    OH HANCOCK COUNTY MULTI-FAMILY REVENUE        Crystal Glen Apartments,
                                                      Series 1998 B, VRDB, AMT,
                                                      LOC: FHLB
                                                      2.480% 01/01/31                                     735,000       735,000
                                                  -----------------------------------------------------------------------------
                                                                                                       OHIO TOTAL       735,000
SOUTH CAROLINA - 2.1%
------------------------------------------        -----------------------------------------------------------------------------
SC HOUSING FINANCE & DEVELOPMENT AUTHORITY        Arrington Place Apartment LP,
                                                      Series 2001, VRDB, AMT,
                                                      LOC: SunTrust Bank
                                                      2.390% 12/01/33                                   1,340,000     1,340,000
                                                  -----------------------------------------------------------------------------
                                                                                             SOUTH CAROLINA TOTAL     1,340,000
TENNESSEE - 4.4%
------------------------------------------        -----------------------------------------------------------------------------
         TN METROPOLITAN NASHVILLE AIRPORT        Passenger Facility Charge,
         AUTHORITY                                Series 2003, VRDB, AMT,
                                                      LOC: SunTrust Bank
                                                      2.340% 07/01/12                                   1,700,000     1,700,000
                          TN PUTNAM COUNTY        Series 2002,
                                                      Insured: AMBAC
                                                      3.000% 04/01/05                                   1,110,000     1,110,000
                                                  -----------------------------------------------------------------------------
                                                                                                  TENNESSEE TOTAL     2,810,000
TEXAS - 10.4%
------------------------------------------        -----------------------------------------------------------------------------
 TX ARLINGTON INDUSTRIAL DEVELOPMENT CORP.        Universal Forest Products,
                                                      Series 1999, VRDB, AMT,
                                                      LOC: JPMorgan Chase Bank
                                                      2.440% 07/01/29                                   1,920,000     1,920,000
      TX GULF COAST INDUSTRIAL DEVELOPMENT        Harsco Corp.,
      AUTHORITY                                       Series 2000, VRDB, AMT,
                                                      LOC: Wachovia Bank NA
                                                      2.440% 05/01/10                                   1,500,000     1,500,000
     TX SAN ANTONIO ELECTRIC & GAS REVENUE        Series 1992,
                                                      5.800% 02/01/06                                     765,000       785,612
                             TX STATE TRAN        Series 2004,
                                                      3.000% 08/31/05                                   2,500,000     2,514,340
                                                  -----------------------------------------------------------------------------
                                                                                                      TEXAS TOTAL     6,719,952


                                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND
MUNICIPAL BONDS - (CONTINUED)
WASHINGTON - 1.1%
------------------------------------------        -----------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
       WA STATE HOUSING FINANCE COMMISSION        Mill Plain Crossing Project,
                                                      Series 1988, VRDB,
                                                      LOC: Harris Trust & Savings Bank
                                                      2.300% 01/01/10                                     700,000       700,000
                                                  -----------------------------------------------------------------------------
                                                                                                 WASHINGTON TOTAL       700,000
WISCONSIN - 8.0%
------------------------------------------        -----------------------------------------------------------------------------
       WI CALEDONIA INDUSTRIAL DEVELOPMENT        Quick Cable Corp. Project,
       REVENUE                                    Series 1998, VRDB, AMT,
                                                      LOC: Fifth Third Bank NA
                                                      2.260% 12/01/18                                   2,250,000     2,250,000
 WI KENOSHA INDUSTRIAL DEVELOPMENT REVENUE        Monarch Plastics, Inc.,
                                                      Series 1994, VRDB, AMT,
                                                      LOC: JPMorgan Chase Bank
                                                      2.450% 12/01/09                                     875,000       875,000
WI KENOSHA UNIFIED SCHOOL DISTRICT NO. 001        Series 2004 A,
                                                      Insured: FSA
                                                      2.000% 04/01/05                                   1,000,000     1,000,000
   WI MADISON METROPOLITAN SCHOOL DISTRICT        Series 2004,
                                                      3.000% 09/09/05                                   1,000,000     1,006,076
                                                  -----------------------------------------------------------------------------
                                                                                                  WISCONSIN TOTAL     5,131,076
WYOMING - 2.8%
------------------------------------------        -----------------------------------------------------------------------------
        WY LARAMIE COUNTY HOSPITAL REVENUE        Memorial Hospital D/B/A United Center,
                                                      Series 2004,
                                                      Insured: AMBAC
                                                      4.000% 05/01/05                                   1,800,000     1,803,666
                                                  -----------------------------------------------------------------------------
                                                                                                    WYOMING TOTAL     1,803,666
                                                  TOTAL MUNICIPAL BONDS
                                                  (COST OF $64,088,728)                                              64,088,728

INVESTMENT COMPANY - 0.0%
------------------------------------------        -----------------------------------------------------------------------------
                                                                                                           SHARES
                                                  Blackrock Provident Institutional                         6,362         6,362
                                                      MuniCash Portfolio
                                                  -----------------------------------------------------------------------------

                                                  TOTAL INVESTMENT COMPANY
                                                  (COST OF $6,362)                                                        6,362

                                                  TOTAL INVESTMENTS - 99.5%
                                                  (COST OF $64,095,090)(A)                                           64,095,090

                                                  OTHER ASSETS & LIABILITIES, NET - 0.5%                                303,305

                                                  NET ASSETS - 100.0%                                                64,398,395


See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND

Notes to Investment Portfolio:

(a)  Cost for federal income tax purposes is $64,095,090.

     Acronym                       Name
     -------                       ----
     AMBAC                         Ambac Assurance Corp.
     AMT                           Alternative Minimum Tax
     COP                           Certificates of Participation
     FHLB                          Federal Home Loan Bank
     FSA                           Financial Security Assurance, Inc.
     LOC                           Letter of Credit/Line of Credit
     MBIA                          MBIA Insurance Corp.
     TRAN                          Tax Revenue Anticipation Note
     VRDB*                         Variable Rate Demand Bond

* Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit (LOC) with a major bank. The rates listed are as of March 31, 2005.


                                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND
                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                    ASSETS        Investments, at cost                                               64,095,090
                                                  Investments, at value                                              64,095,090
                                                  Receivable for:
                                                    Fund shares sold                                                     78,426
                                                    Interest                                                            327,534
                                                  Expense reimbursement due from Investment Advisor                      28,948
                                                                                                                     ----------
                                                  Deferred Trustees' compensation plan                                   12,181
                                                  -----------------------------------------------------------------------------
                                                                                                     Total Assets    64,542,179

                               LIABILITIES        Payable for:
                                                    Fund shares repurchased                                              45,062
                                                    Distributions                                                         4,997
                                                    Investment advisory fee                                              12,941
                                                    Administration fee                                                   16,313
                                                    Transfer agent fee                                                    9,578
                                                    Pricing and bookkeeping fees                                          2,687
                                                    Trustees' fees                                                          702
                                                    Audit fee                                                            23,000
                                                    Custody fee                                                             835
                                                    Reports to shareholders                                              13,297
                                                    Distribution and service fees                                           528
                                                  Deferred Trustees' fees                                                12,181
                                                  Other liabilities                                                       1,663
                                                                                                                     ----------
                                                                                                Total Liabilities       143,784

                                                                                                       NET ASSETS    64,398,395

                                                  -----------------------------------------------------------------------------
                 COMPOSITION OF NET ASSETS        Paid-in capital                                                    64,489,362
                                                  Undistributed net investment income                                       334
                                                  Accumulated net realized loss                                        (91,301)
                                                                                                                     ----------
                                                                                                       NET ASSETS    64,398,395
                                                  -----------------------------------------------------------------------------
                                   CLASS A        Net assets                                                          9,185,731
                                                  Shares outstanding                                                  9,199,916
                                                  Net asset value and offering price per share                          1.00(a)
                                                  -----------------------------------------------------------------------------
                                   CLASS B        Net assets                                                            643,464
                                                  Shares outstanding                                                    643,789
                                                  Net asset value and offering price per share                          1.00(a)
                                                  -----------------------------------------------------------------------------
                                   CLASS C        Net assets                                                            327,021
                                                  Shares outstanding                                                    327,038
                                                  Net asset value and offering price per share                          1.00(a)
                                                  -----------------------------------------------------------------------------
                                   CLASS Z        Net assets                                                         54,242,179
                                                  Shares outstanding                                                 54,300,041
                                                  Net asset value, offering and redemption price per share                 1.00


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED MARCH 31, 2005           COLUMBIA MUNICIPAL MONEY MARKET FUND
                                                                                                                           ($)
------------------------------------------        ----------------------------------------------------------------------------
                         INVESTMENT INCOME        Dividends                                                              4,528
                                                  Interest                                                           1,208,476
                                                                                                                     ---------
                                                    Total Investment Income                                          1,213,004
                                                  -----------------------------------------------------------------------------
                                  EXPENSES        Investment advisory fee                                              199,279
                                                  Administration fee                                                   199,279
                                                  Distribution fee:
                                                    Class B                                                              5,903
                                                    Class C                                                              5,656
                                                  Service fee:
                                                    Class B                                                              1,967
                                                    Class C                                                              1,885
                                                  Transfer agent fee                                                    70,312
                                                  Pricing and bookkeeping fees                                          29,452
                                                  Trustees' fees                                                         9,862
                                                  Custody fee                                                            9,655
                                                  Registration fee                                                      51,219
                                                  Other expenses                                                        71,392
                                                                                                                     ---------
                                                    Total Expenses                                                     655,861
                                                  Fees and expenses reimbursed by Investment Advisor                   (81,625)
                                                  Distribution and service fees reimbursed by Investment Advisor:
                                                    Class B                                                             (2,244)
                                                    Class C                                                                (64)
                                                  Fees waived by Distributor -- Class C                                 (4,525)
                                                  Custody earnings credit                                                 (843)
                                                    Net Expenses                                                       566,560
                                                  Net Investment Income                                                646,444
------------------------------------------        ----------------------------------------------------------------------------
                        NET REALIZED GAIN         Net realized gain on investments                                         170
                                                                                                                     ---------
                            ON INVESTMENTS        Net Increase in Net Assets from Operations                           646,614

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND
                                                                                        YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                                                                         MARCH 31,     MARCH 31,     JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                         2005 ($)     2004 (a)($)   2003 (b)($)
------------------------------------------        ------------------------------------------------------------------------------
                                OPERATIONS        Net investment income                     646,444       305,610       870,947
                                                  Net realized gain (loss) on investments       170          (63)      (40,634)
                                                  Net change in unrealized appreciation
                                                    (depreciation) on investments                --            --         1,058
                                                                                       ------------  ------------  ------------
                                                  Net Increase from Operations              646,614       305,547       831,371
                                                  -----------------------------------------------------------------------------
    DISTRIBUTIONS DECLARED TO SHAREHOLDERS        From net investment income:
                                                    Class A                                (87,077)      (36,885)     (106,614)
                                                    Class B                                 (1,210)         (997)       (1,624)
                                                    Class C                                 (2,948)         (416)       (4,353)
                                                    Class Z                               (555,208)     (267,312)     (770,587)
                                                                                       ------------  ------------  ------------
                                                  Total Distributions Declared
                                                    to Shareholders                       (646,443)     (305,610)     (883,178)
                                                  -----------------------------------------------------------------------------
                        SHARE TRANSACTIONS        Class A:
                                                    Subscriptions                         7,468,479     9,171,125    25,992,328
                                                    Distributions reinvested                 82,616        33,711        92,994
                                                    Redemptions                         (9,299,063)  (10,718,952)  (26,446,443)
                                                                                       ------------  ------------  ------------
                                                      Net Decrease                      (1,747,968)   (1,514,116)     (361,121)
                                                  -----------------------------------------------------------------------------
                                                  Class B:
                                                    Subscriptions                           617,319     1,157,850     3,687,871
                                                    Distributions reinvested                  1,169           761         1,201
                                                    Redemptions                           (741,924)   (1,849,120)   (2,852,885)
                                                                                       ------------  ------------  ------------
                                                      Net Increase (Decrease)             (123,436)     (690,509)       836,187
                                                  -----------------------------------------------------------------------------
                                                  Class C:
                                                    Subscriptions                         1,792,170       602,620    14,085,479
                                                    Distributions reinvested                  2,892           371         2,012
                                                    Redemptions                         (1,745,939)   (1,034,717)  (17,295,553)
                                                                                       ------------  ------------  ------------
                                                      Net Increase (Decrease)                49,123     (431,726)   (3,208,062)
                                                  -----------------------------------------------------------------------------
                                                  Class Z:
                                                    Subscriptions                        60,860,630    74,719,192    87,957,535
                                                    Proceeds received in connection
                                                      with merger                                --            --   110,305,352
                                                    Distributions reinvested                502,599       241,876       649,175
                                                    Redemptions                        (87,229,809)  (87,632,502) (106,083,732)
                                                      Net Increase (Decrease)          (25,866,580)  (12,671,434)    92,828,330
                                                                                       ------------  ------------  ------------
                                                    Net Increase (Decrease) from
                                                      Share Transactions               (27,688,861)  (15,307,785)    90,095,334
                                                                                       ------------  ------------  ------------
                                                        Total Increase (Decrease) in
                                                          Net Assets                   (27,688,690)  (15,307,848)    90,043,527
                                                  -----------------------------------------------------------------------------
                                NET ASSETS        Beginning of period                    92,087,085   107,394,933    17,351,406
                                                  End of period                          64,398,395    92,087,085   107,394,933
                                                  Undistributed net investment
                                                    income at end of period                     334           333           333

(a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

(b)  Class Z shares commenced operations on July 15, 2002.


See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND
                                                                                        YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                                                                         MARCH 31,     MARCH 31,     JUNE 30,
                                                                                           2005        2004 (a)      2003 (b)
-------------------------------------------------------------------------------------------------------------------------------
                         CHANGES IN SHARES        Class A:
                                                    Subscriptions                         7,468,479     9,171,125    25,992,328
                                                    Issued for distributions reinvested      82,616        33,711        92,994
                                                    Redemptions                         (9,299,063)  (10,718,952)  (26,446,443)
                                                                                       ------------  ------------  ------------
                                                      Net Decrease                      (1,747,968)   (1,514,116)     (361,121)

                                                  Class B:
                                                    Subscriptions                           617,319     1,157,850     3,688,023
                                                    Issued for distributions reinvested       1,169           761         1,201
                                                    Redemptions                           (741,924)   (1,849,120)   (2,852,886)
                                                                                       ------------  ------------  ------------
                                                      Net Increase (Decrease)             (123,436)     (690,509)       836,338

                                                  Class C:
                                                    Subscriptions                         1,792,170       602,620    14,085,479
                                                    Issued for distributions reinvested       2,892           371         2,012
                                                    Redemptions                         (1,745,938)   (1,034,717)  (17,295,553)
                                                                                       ------------  ------------  ------------
                                                      Net Increase (Decrease)                49,124     (431,726)   (3,208,062)

                                                  Class Z:
                                                    Subscriptions                        60,860,630    74,719,192    87,957,383
                                                    Issued in connection with merger             --            --   110,315,229
                                                    Issued for distributions reinvested     502,600       241,876       649,175
                                                    Redemptions                        (87,229,809)  (87,632,503) (106,083,732)
                                                                                       ------------  ------------  ------------
                                                      Net Increase (Decrease)          (25,866,579)  (12,671,435)    92,838,055

(a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

(b)  Class Z shares commenced operations on July 15, 2002.


                                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND

NOTE 1. ORGANIZATION

Columbia Municipal Money Market Fund (the "Fund"), a series of Columbia Funds Trust IV (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are sold at net asset value. Class A shares are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. When exchanged for Class A shares in another Columbia Fund, a sales charge may be imposed. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND



Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. No reclassifications were necessary for the fiscal year ended March 31, 2005. The tax character of distributions paid during the year ended March 31, 2005, the period ended March 31, 2004 and the year ended June 30, 2003 was as follows:

                                MARCH 31,    MARCH 31,   JUNE 30,
                                  2005         2004       2003
--------------------------------------------------------------------------------
 DISTRIBUTIONS PAID FROM:
   TAX-EXEMPT INCOME            $646,443     $305,610   $883,178
--------------------------------------------------------------------------------
   ORDINARY INCOME                  --           --         --
--------------------------------------------------------------------------------
   LONG-TERM CAPITAL GAINS          --           --         --
--------------------------------------------------------------------------------

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                  UNDISTRIBUTED
                                TAX-EXEMPT INCOME
--------------------------------------------------------------------------------
                                     $15,613

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               YEAR OF                CAPITAL LOSS
             EXPIRATION               CARRYFORWARD
--------------------------------------------------------------------------------
                2006                      $ 255
                2007                        103
                2008                     23,749
                2009                     14,183
                2010                     10,994
                2011                     41,954
                2012                         63
--------------------------------------------------------------------------------
                TOTAL                   $91,301

Of the capital loss carryforwards attributable to the Fund, $43,587 ($103 will expire March 31, 2007, $23,748 will expire March 31, 2008, $10,270 will expire March 31, 2009 and $9,466 will expire March 31, 2010) was obtained in the merger with the Stein Roe Municipal Money Market Fund.

Capital loss carryforwards of $170 were utilized during the year ended March 31, 2005.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
--------------------------------------------------------------------------------
         FIRST $500 MILLION               0.25%
--------------------------------------------------------------------------------
     $500 MILLION TO $1 BILLION           0.20%
--------------------------------------------------------------------------------
           OVER $1 BILLION                0.15%
--------------------------------------------------------------------------------

ADMINISTRATION FEE

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
--------------------------------------------------------------------------------
         FIRST $500 MILLION               0.25%
--------------------------------------------------------------------------------
     $500 MILLION TO $1 BILLION           0.20%
--------------------------------------------------------------------------------
           OVER $1 BILLION                0.15%
--------------------------------------------------------------------------------

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND



calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the year ended March 31, 2005, the effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.037%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the year ended March 31, 2005, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.09%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the year ended March 31, 2005, the Distributor retained net CDSC fees of $6,869 and $5,647 Class A and Class B share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15% annually of Class C average daily net assets. In addition, Columbia has voluntarily agreed to reimburse a portion of the Class B share service fee and a portion of the Class B and Class C share distribution fees.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.70% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended March 31, 2005, the Fund paid $1,567 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND



NOTE 5. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At March 31, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

                                          % OF
               INSURER              TOTAL INVESTMENTS
--------------------------------------------------------------------------------
         SUNTRUST BANK                    9.1%
--------------------------------------------------------------------------------
         WACHOVIA BANK NA                 8.8%
--------------------------------------------------------------------------------
         U.S. BANK NA                     8.7%
--------------------------------------------------------------------------------
         FIFTH THIRD BANK                 8.2%
--------------------------------------------------------------------------------
         NORTHERN TRUST                   8.2%
--------------------------------------------------------------------------------
         JPMORGAN CHASE BANK              7.9%
--------------------------------------------------------------------------------
         WELLS FARGO BANK NA              7.8%
--------------------------------------------------------------------------------
         LASALLE BANK NA                  5.1%
--------------------------------------------------------------------------------

GEOGRAPHIC CONCENTRATION

The Fund has greater than 5% of its total investments at March 31, 2005 invested in debt obligations issued by the states of Colorado, Georgia, Illinois, Indiana, Massachusetts, Minnesota, Texas and Wisconsin and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

--------------------------------------------------------------------------------
MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND



On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

NOTE 6. PROPOSED REORGANIZATION

The Board of Trustees approved a proposal to merge the Fund into the Nations Municipal Reserves Fund. The proposal is subject to shareholder approval and the satisfaction of certain other conditions. The merger, if approved, is expected to be completed in the fourth quarter of 2005.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                YEAR          PERIOD
                                                ENDED         ENDED                            YEAR ENDED JUNE 30,
                                               MARCH 31,     MARCH 31,     ---------------------------------------------------------
CLASS A SHARES                                   2005        2004 (a)        2003 (b)      2002 (b)      2001 (b)     2000 (b)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.009(c)      0.003(c)        0.008(c)      0.014(c)      0.033(c)      0.032(d)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.009)       (0.003)         (0.008)       (0.014)       (0.033)       (0.032)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000
Total return (e)(f)                               0.87%         0.30%(g)        0.75%         1.36%         3.31%         3.20%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                                          0.70%(h)      0.70%(h)(i)     0.70%(h)      0.75%         0.75%         0.75%
Net investment income                             0.82%(h)      0.39%(h)(i)     0.75%(h)      1.33%         3.27%         3.15%
Waiver/reimbursement                              0.10%         0.07%(i)        0.14%         1.04%         0.80%         0.69%
Net assets, end of period (000's)              $ 9,186       $10,934         $12,448       $12,812       $12,386       $13,362
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                YEAR          PERIOD
                                                ENDED         ENDED                            YEAR ENDED JUNE 30,
                                               MARCH 31,     MARCH 31,     ---------------------------------------------------------
CLASS B SHARES                                   2005        2004 (a)        2003 (b)      2002 (b)      2001 (b)     2000 (b)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.002(c)      0.001(c)        0.002(c)      0.005(c)      0.023(c)      0.022(d)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.002)       (0.001)         (0.002)       (0.005)       (0.023)       (0.022)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000
Total return (e)(f)                               0.15%         0.08%(g)        0.17%         0.48%         2.37%         2.17%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                                          1.41%(h)      0.97%(h)(i)     1.35%(h)      1.58%         1.75%         1.75%
Net investment income                             0.15%(h)      0.10%(h)(i)     0.06%(h)      0.50%         2.27%         2.15%
Waiver/reimbursement                               0.39%         0.80%(i)       0.59%         1.20%         0.80%         0.69%
Net assets, end of period (000's)              $   643       $    767        $ 1,457       $   622       $   223       $   677
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                YEAR          PERIOD
                                                ENDED         ENDED                            YEAR ENDED JUNE 30,
                                               MARCH 31,     MARCH 31,     ---------------------------------------------------------
CLASS C SHARES                                   2005        2004 (a)        2003 (b)      2002 (b)      2001 (b)     2000 (b)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.005(c)      0.001(c)        0.004(c)      0.010(c)      0.029(c)      0.028(d)(e)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.005)       (0.001)         (0.004)       (0.010)       (0.029)       (0.028)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000
Total return (f)(g)                               0.47%         0.08%(h)        0.36%         0.96%         2.89%         2.78%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses                                          1.09%(h)      0.97%(i)(j)     1.09%(i)      1.15%         1.15%         1.15%(e)
Net investment income                             0.40%(h)      0.11%(i)(j)     0.38%(i)      0.93%         2.87%         2.75%(e)
Waiver/reimbursement                              0.71%         0.80%(j)        0.72%         1.64%         1.40%         0.69%
Net assets, end of period (000's)              $   327       $   278         $   710       $ 3,917       $   390       $   221
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.
(e) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the period ended June 30, 2000.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g) Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)  Annualized.

--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      YEAR ENDED       PERIOD ENDED     PERIOD ENDED
                                                                                       MARCH 31,         MARCH 31,        JUNE 30,
CLASS Z SHARES                                                                           2005            2004 (a)         2003 (b)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 1.000          $  1.000         $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                                                0.009             0.003            0.007
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                              (0.009)           (0.003)          (0.007)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                         $ 1.000          $ 1.000          $ 1.000
Total return (d)(e)                                                                      0.87%             0.30%(f)         0.73%(f)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                                             0.70%             0.70%(h)         0.70%(h)
Net investment income (g)                                                                0.82%             0.39%(h)         0.75%(h)
Waiver/reimbursement                                                                     0.10%             0.07%(h)         0.14%(h)
Net assets, end of period (000's)                                                     $54,242           $80,109          $92,780
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(b) Class Z shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor and/or Distributor not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

TO THE TRUSTEES OF COLUMBIA FUNDS TRUST IV
AND THE SHAREHOLDERS OF COLUMBIA MUNICIPAL
MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Municipal Money Market Fund (the "Fund") (a series of Columbia Funds Trust IV) at March 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements and financial highlights of the fund for the periods prior to July 1, 2003 were audited by another independent registered public accounting firm whose report dated August 19, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 20, 2005

UNAUDITED INFORMATION
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

FEDERAL INCOME TAX INFORMATION

100.00% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

NAME, ADDRESS AND AGE, POSITION WITH FUNDS,      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA
YEAR FIRST ELECTED OR APPOINTED TO OFFICE(1)     FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
Disinterested Trustees

DOUGLAS A. HACKER (Age 49)                       Executive Vice President - Strategy of United Airlines (airline) since December,
P.O. Box 66100                                   2002 (formerly President of UAL Loyalty Services (airline) from September, 2001 to
Chicago, IL 60666                                December, 2002; Executive Vice President and Chief Financial Officer of United
Trustee (since 1996)                             Airlines from July, 1999 to September, 2001; Senior Vice President-Finance from
                                                 March, 1993 to July, 1999). Oversees 104, None
                                                 -----------------------------------------------------------------------------------

JANET LANGFORD KELLY (Age 47)                    Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm); Adjunct Professor
9534 W. Gull Lake Drive                          of Law, Northwestern University, since September, 2004 (formerly Chief
Richland, MI 49083-8530                          Administrative Officer and Senior Vice President, Kmart Holding Corporation
Trustee (since 1996)                             (consumer goods), from September, 2003 to March, 2004; Executive Vice President-
                                                 Corporate Development and Administration, General Counsel and Secretary, Kellogg
                                                 Company (food manufacturer), from September, 1999 to August, 2003; Senior Vice
                                                 President, Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January, 1995 to September, 1999).
                                                 Oversees 104, None
                                                 -----------------------------------------------------------------------------------

RICHARD W. LOWRY (Age 69)                        Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer,
10701 Charleston Drive                           U.S. Plywood Corporation (building products manufacturer)). Oversees 1063, None
Vero Beach, FL 32963
Trustee (since 1995)
                                                 -----------------------------------------------------------------------------------

CHARLES R. NELSON (Age 62)                       Professor of Economics, University of Washington, since January, 1976; Ford and
Department of Economics                          Louisa Van Voorhis Professor of Political Economy, University of Washington, since
University of Washington                         September, 1993 (formerly Director, Institute for Economic Research, University of
Seattle, WA 98195                                Washington from September, 2001 to June, 2003) Adjunct  Professor of Statistics,
Trustee (since 1981)                             University of Washington, since September, 1980; Associate Editor, Journal of
                                                 Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters. Oversees 104, None
                                                 -----------------------------------------------------------------------------------

JOHN J. NEUHAUSER (Age 62)                       Academic Vice President and Dean of Faculties since August, 1999, Boston College
84 College Road                                  (formerly Dean, Boston College School of Management from September, 1977 to August,
Chestnut Hill, MA 02467-3838                     1999). Oversees 1063, Saucony, Inc. (athletic footwear)
Trustee (since 1985)
                                                 -----------------------------------------------------------------------------------


                                       27

--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND


NAME, ADDRESS AND AGE, POSITION WITH FUNDS,      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA
YEAR FIRST ELECTED OR APPOINTED TO OFFICE(1)     FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD

DISINTERESTED TRUSTEES

PATRICK J. SIMPSON (Age 61)                      Partner, Perkins Coie L.L.P. (law firm). Oversees 104, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)
                                                 -----------------------------------------------------------------------------------

THOMAS E. STITZEL (Age 69)                       Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999,
2208 Tawny Woods Place                           College of Business, Boise State University); Chartered Financial Analyst. Oversees
Boise, ID 83706                                  104, None
Trustee (since 1998)
                                                 -----------------------------------------------------------------------------------

THOMAS C. THEOBALD (Age 68)                      Partner and Senior Advisor, Chicago Growth Partners (private equity investing)
8 Sound Shore Drive,                             since September, 2004 (formerly Managing Director, William Blair Capital Partners
Suite 285                                        (private equity investing) from September, 1994 to September, 2004). Oversees 104,
Greenwich, CT 06830                              Anixter International (network support equipment distributor); Ventas, Inc. (real
Trustee and Chairman of the Board4               estate investment trust); Jones Lang LaSalle (real estate management services) and
(since 1996)                                     Ambac Financial Group (financial guaranty insurance)
                                                 -----------------------------------------------------------------------------------

ANNE-LEE VERVILLE (Age 59)                       Retired since 1997 (formerly General Manager, Global Education Industry, IBM
359 Stickney Hill Road                           Corporation (computer and technology) from 1994 to 1997). Oversees 104, Chairman of
Hopkinton, NH 03229                              the Board of Directors, Enesco Group, Inc. (designer, importer and distributor of
Trustee (since 1998)                             giftware and collectibles)
                                                 -----------------------------------------------------------------------------------

RICHARD L. WOOLWORTH (Age 64)                    Retired since December 2003 (formerly Chairman and Chief Executive Officer, The
100 S.W. Market Street                           Regence Group (regional health insurer); Chairman and Chief Executive Officer,
#1500                                            BlueCross BlueShield of Oregon; Certified Public Accountant, Arthur Young &
Portland, OR 97207                               Company). Oversees 104, Northwest Natural Gas Co. (natural gas service provider)
Trustee (since 1991)
                                                 -----------------------------------------------------------------------------------

INTERESTED TRUSTEE

WILLIAM E. MAYER2 (Age 65)                       Partner, Park Avenue Equity Partners (private equity) since February, 1999
399 Park Avenue                                  (formerly Partner, Development Capital LLC from November 1996 to February, 1999).
Suite 3204                                       Oversees 1063, Lee Enterprises (print media), WR Hambrecht + Co. (financial service
New York, NY 10022                               provider); Reader's Digest (publishing); OPENFIELD Solutions (retail industry technology provider) Trustee (since 1994)
                                                 -----------------------------------------------------------------------------------

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

The Statement of Additional Information Includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

OFFICERS
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

NAME, ADDRESS AND AGE, POSITION WITH COLUMBIA
FUNDS, YEAR FIRST ELECTED OR APPOINTED
TO OFFICE                                        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
CHRISTOPHER L. WILSON (Age 47)                   Head of Mutual Funds since August, 2004 and Senior Vice President of the Advisor
One Financial Center                             since January, 2005;  President of the Columbia Funds, Liberty Funds and Stein Roe
Boston, MA 02111                                 Funds since October, 2004; President and Chief Executive Officer of the Nations
President (since 2004)                           Funds since January, 2005; President of the Galaxy Funds  since April, 2005;
                                                 Director of Bank of America Global Liquidity Funds, plc since May, 2005;
                                                 Director of Banc of America Capital Management (Ireland), Limited since May
                                                 2005; Senior Vice President of Columbia Funds Distributor, Inc. since January,
                                                 2005; Director of Columbia Funds Services, Inc. since January, 2005 (formerly
                                                 President and Chief Executive officer, CDC IXIS Asset Management Services, Inc.
                                                 from September, 1998 to August, 2004).
                                                 -----------------------------------------------------------------------------------

J. KEVIN CONNAUGHTON (Age 40)                    Treasurer of the Columbia Funds since October, 2003 and of the Liberty Funds, Stein
One Financial Center                             Roe Funds and All-Star Funds since December, 2000; Vice President of the Advisor
Boston, MA 02111                                 since April, 2003 (formerly President of the Columbia Funds, Liberty Funds and
Treasurer (since 2000)                           Stein Roe Funds from February, 2004 to October, 2004; Chief  Accounting Officer and
                                                 Controller of the Liberty Funds and All-Star Funds from February, 1998 to
                                                 October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly
                                                 Treasurer from December, 2002 to December, 2004 and President from February,
                                                 2004 to December, 2004 of the Columbia Management Multi-Strategy Hedge Fund,
                                                 LLC; Vice President of Colonial Management Associates, Inc. from February, 1998 to October, 2000).
                                                 -----------------------------------------------------------------------------------

MARY JOAN HOENE (Age 54)                         Senior Vice President and Chief Compliance Officer of the Columbia Funds, Liberty
40 West 57th Street                              Funds, Stein Roe Funds and All-Star Funds since August, 2004 (formerly Partner,
New York, NY 10005                               Carter, Ledyard & Milburn LLP from  January, 2001 to August, 2004; Counsel, Carter,
Senior Vice President and Chief Compliance       Ledyard & Milburn LLP from November, 1999 to  December, 2000; Vice President and
Officer (since 2004)                             Counsel, Equitable Life Assurance Society of the United States from  April, 1998 to
                                                 November, 1999).
                                                 -----------------------------------------------------------------------------------

MICHAEL G. CLARKE (Age 35)                       Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                             All-Star Funds since October, 2004 (formerly Controller of the Columbia Funds,
Boston, MA 02111                                 Liberty Funds, Stein Roe Funds and All-Star Funds from May, 2004 to October, 2004;
Chief Accounting Officer (since 2004)            Assistant Treasurer from June, 2002 to May, 2004; Vice President, Product Strategy
                                                 & Development of the Liberty Funds and Stein Roe Funds from February, 2001 to June,
                                                 2002; Assistant Treasurer of the Liberty Funds, Stein Roe Funds and the All-Star
                                                 Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Touche LLP
                                                 from May, 1997 to August, 1999).
                                                 -----------------------------------------------------------------------------------

JEFFREY R. COLEMAN (Age 35)                      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds
One Financial Center                             since October, 2004 (formerly Vice President of CDC IXIS Asset Management Services,
Boston, MA 02111                                 Inc. and Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles Funds from
Controller (since 2004)                          February, 2003 to September, 2004; Assistant Vice President of CDC IXIS Asset
                                                 Management Services, Inc. and Assistant Treasurer of the CDC Nvest Funds from
                                                 August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from November, 1996 to
                                                 August, 2000).
                                                 -----------------------------------------------------------------------------------

R. SCOTT HENDERSON (Age 45)                      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since December,
One Financial Center                             2004 (formerly Of Counsel, Bingham McCutchen from April, 2001 to September, 2004;
Boston, MA 02111                                 Executive Director and General Counsel, Massachusetts Pension Reserves Investment
Secretary (since 2004)                           Management Board from September, 1997 to March, 2001).
                                                 -----------------------------------------------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees/Directors (the "Board") of the Columbia Funds (the "Funds"), including a majority of the Trustees and Directors (collectively, the "Trustees") who are not "interested persons" of the Trusts, as defined in the 1940 Act (the "Independent Trustees"), annually review and approve the terms of the Funds' investment advisory agreements. During the most recent six months covered by this report, the Board reviewed and approved the management contracts ("Advisory Agreements") with Columbia Management Advisors, Inc. ("CMA") for the Fund.

At meetings held on September 23, 2004 and October 12, 2004, the Advisory Fees and Expenses Committee (the "Committee") of the Board considered the factors described below relating to the selection of CMA and the approval of the Advisory Agreement. At a meeting held on October 13, 2004, the Board, including the Independent Trustees (who were advised by their independent legal counsel), considered these factors and reached the conclusions described below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information regarding the nature, extent and quality of services that CMA provides to the Fund under the Advisory Agreement. CMA provided the most recent investment adviser registration form ("Form ADV") and code of ethics for CMA to the Board. The Board reviewed information on the status of Securities and Exchange Commission ("SEC") and New York Attorney General ("NYAG") proceedings against CMA and certain of its affiliates, including the agreement in principle entered into with the SEC and the NYAG on March 15, 2004 to settle civil complaints filed by the SEC and the NYAG relating to trading activity in mutual fund shares.1

The Board evaluated the ability of CMA, including its resources, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals. The Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund.

Based on these considerations and other factors, including those referenced below, the Board concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

FUND PERFORMANCE AND EXPENSES

CMA provided the Board with relative performance and expense information for the Fund in a report prepared by Lipper Inc. ("Lipper") an independent provider of investment company data. The Board considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the "Performance Universe") by total return for one-year, three-year, five-year, ten-year or life of fund periods, as applicable. They also considered the Fund's performance in comparison to the performance results of a group (the "Performance Peer Group") of funds selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features, and to the performance results of the Fund's benchmark index. The Board reviewed a description of Lipper's methodology for selecting the mutual funds in the Fund's Performance Peer Group and Performance Universe.

The Board considered statistical information regarding the Fund's total expenses and certain components thereof, including management fees (both actual management fees based on expenses for advisory and administrative fees including any reductions for fee waivers and expense reimbursements as well as contractual management fees that are computed for a hypothetical level of assets), actual non-management expenses, and fee waivers/caps and expense reimbursements. They also considered comparisons of these expenses to the expense information for funds within a group (the "Expense Peer Group") selected by Lipper based on similarities in fund type (e.g. open-end), investment


1 On February 9, 2005, CMA and its affiliate, Columbia Funds Distributor, Inc., entered into settlement agreements with the SEC and the NYAG that contain substantially the terms outlined in the agreements in principle.

--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND


classification and objective, asset size, load type and 12b-1/service fees and other expense features (but which, unlike the Performance Peer Group, may include funds with several different investment classifications and objectives) and an expense universe ("Expense Universe") selected by Lipper based on the criteria for determining the Expense Peer Group other than asset size. The expense information in the Lipper report took into account all existing fee waivers and expense reimbursements as well as all voluntary advisory fee reductions applicable to certain Funds that were being proposed by management in order to reduce the aggregate advisory fees received from mutual funds advised by CMA and Banc of America Capital Management, LLC ("BACAP") by $32 million per year for five years as contemplated by the agreement in principle with the NYAG.

The Committee also considered the projected impact on expenses of these Funds resulting from the overall cost reductions that management anticipated would result from the proposed shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates.

The Boards also considered information is the Lipper report that ranked each Fund based on (i) each Fund's one-year performance and actual advisory fees,
(ii) each Fund's one-year performance and total expenses and (iii) each Fund's 3-year performance and total expenses.

Based on these comparisons and expense and performance rankings of the Fund in the Lipper Report, CMA determined an overall score for the Fund. The Committee and the Board also considered projected savings to the Fund that would result from certain modifications in soft dollar arrangements.

The Committee also considered more detailed information relating to certain Funds that were highlighted for additional review based upon the fact that they ranked poorly in terms of overall expense or management fees, maintained poor performance or demonstrated a combination of below average to poor performance while maintaining below average or poor expense rankings. At its September 23, 2004 meeting, the Committee discussed these Funds with management and in executive session. The Committee requested additional information from management regarding the cause(s) of the below-average relative performance of these Funds, any remedial actions management recommended to improve performance and the general standards for review of portfolio manager performance. At its October 12, 2004 meeting, the Committee considered additional information provided by management regarding these Funds. The Board also considered management's proposal to merge or liquidate some of these Funds.

Based on these considerations and other factors, the Board concluded that the overall performance and expense results supported by the approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY FEE RATES

The Board reviewed and considered the proposed contractual investment advisory fee rates (the "Advisory Agreement Rates") payable by the Funds to CMA for investment advisory services. In addition, the Board reviewed and considered the existing and proposed fee waiver and reimbursement arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the fee waivers and reimbursements into account (the "Net Advisory Rates"). At previous meetings, the Committee had separately considered management's proposal to reduce annual investment advisory fees for certain Funds under the NYAG agreement in principle and the impact of these reductions on each affected Fund. Additionally, the Board considered information comparing the Advisory Agreement Rates and Net Advisory Rates (both on a stand-alone basis and on a combined basis with the Funds' administration fee rates) with those of the other funds in the Expense Peer Group. The Board concluded that the Advisory Agreement Rates and Net Advisory Rates represented reasonable compensation to CMA, in light of the nature, extent and quality of the services provided to the Funds, the fees paid and expenses borne by comparable funds and the costs that CMA incurs in providing these services to the Funds.

--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

PROFITABILITY

The Board considered a detailed profitability analysis of CMA based on 2003 financial statements, adjusted to take into account advisory fee reductions implemented in November 2003 and proposed reductions under the NYAG proposed settlement. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that CMA and its affiliates received for providing these services to the Funds were not unreasonable.

ECONOMIES OF SCALE

In evaluating potential economies of scale, the Board considered CMA's proposal to implement a standardized breakpoint schedule for combined advisory and administrative fees for the majority of the funds of the same general asset type within the Columbia Funds complex (other than index and closed-end funds). The Board noted that the standardization of the breakpoints would not result in a fee increase for any Fund. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints at current and reasonably foreseeable asset levels.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

In evaluating the proposed fee reductions under the NYAG agreement in principle, the Board considered information regarding the advisory fee rates charged by BACAP for the Nations Funds. Members of the Committee and the Board had also separately reviewed advisory fee rates for variable insurance product funds advised by CMA. This information assisted the Board in assessing the reasonableness of fees paid under the Advisory Agreements in light of the nature, extent and quality of services provided under those agreements.

OTHER BENEFITS TO CMA

The Board considered information regarding potential "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. These benefits could include benefits directly attributable to the relationship of CMA with the Funds (such as soft dollar credits) and benefits potentially derived from an increase in the business of CMA as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

OTHER FACTORS AND BROADER REVIEW

The Board reviews detailed materials provided by CMA annually as part of the approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews information provided by CMA at their regular meetings, including, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board interviews the heads of each investment area at each regular meeting of the Board and selected portfolio managers of the Funds at various times throughout the year. After considering the above-described factors and based on the deliberations and their evaluation of the information provided to them, the Board concluded that re-approval of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                            COLUMBIA MUNICIPAL MONEY MARKET FUND

TRANSFER AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110


The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

[eDelivery logo]


Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Municipal Money Market Fund  Annual Report, March 31, 2005

Columbia Management(R)

(c) 2005 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com

                                                               ---------------
                                                                  PRSRT STD
                                                                 U.S. Postage
                                                                    PAID
                                                                Holliston, MA
                                                                Permit NO. 20
                                                               ---------------



                                                776-02/048V-0405 (05/05) 05/5543

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed for the single series of the registrant whose report to stockholders is included in this annual filing.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2005 and March 31, 2004 are approximately as follows:

                   2005                           2004
                  $21,500                        $20,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2005 and March 31, 2004 are approximately as follows:

                   2005                           2004
                  $3,700                         $4,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2005 and 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2005 and March 31, 2004 are approximately as follows:

                   2005                           2004
                  $1,600                         $1,400

Tax Fees in both fiscal years 2005 and 2004 consist primarily of the review of annual tax returns and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2005 and March 31, 2004 are approximately as follows:

                  2005                           2004
                   $0                             $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) above.

None of the amounts described in paragraphs (a) through (d) above were approved pursuant to the "de minimus" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds

(collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from June 1 through May 31 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

     o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;

     o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.

     o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV. REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     o    A general description of the services, and

     o    Actual billed and projected fees, and

     o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V. AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended March 31, 2005 and March 31, 2004 was zero.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended March 31, 2005 and March 31, 2004 are disclosed in (b) through (d) of this Item.

During the fiscal years ended March 31, 2005 and March 31, 2004, there were no Audit-Related Fees or Tax Fees that were approved for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X. During the fiscal years ended March 31, 2005 and March 31, 2004, All Other Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were approximately $93,500 and $95,000, respectively. For both fiscal years, All Other Fees relate to internal controls reviews of the registrant's transfer agent.

The percentage of Audit-Related Fees, Tax Fees and All Other Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during both fiscal years ended March 31, 2005 and March 31, 2004 was zero.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust IV
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By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President

Date                                May 27, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President

Date                                May 27, 2005
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By (Signature and Title)            /S/ J. Kevin Connaughton
                        --------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer

Date                                May 27, 2005
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